ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 41,231,910	$ 21,545,104	$ 12,275,650
Allowance for doubtful accounts	(9,805,066)	(8,159,597)	(7,415,079)
Accounts receivable, Net	$ 31,426,844	$ 13,385,507	$ 4,860,571